Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net income	162,668	147,217	177,075

Basic Earnings Per Share
Weighted average number of common shares issued	50,145	51,128	54,338
Weighted average number of common shares held as treasury stock	(619)	(619)	(1,166)
Weighted average number of common shares (in thousands)	49,526	50,509	53,172

Basic Earnings Per Share	3.28	2.91	3.33

Diluted Earnings Per Share
Weighted average number of common shares	49,526	50,509	53,172
Net dilution impact related to options to purchase common shares	—	55	118
Net dilution impact related to awards of unvested common shares	349	286	369
Weighted average number of diluted common shares (in thousands)	49,875	50,850	53,659

Diluted Earnings Per Share	3.26	2.90	3.30